Profit/(Loss) Per Share (Details) - Schedule of Profit/(Loss) Per Share - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic Profit/(Loss) Per Share Numerator
Profit/(loss) for the year attributable to owners of the Company (in Dollars)		$ 3,043,779	$ (73,492,431)	$ (37,215,483)
Diluted Profit/(Loss) Per Share Numerator
Profit/(loss) for the year attributable to owners of the Company (in Dollars)		$ 3,043,779	$ (73,492,431)	$ (37,215,483)
Basic Profit/(Loss) Per Share Denominator
Original shares:		6,063,334	589,989	340,865
- Fractional common stock due to reverse split, weighted		(97)
Issuance of common stock, weighted			1,091,558	111,570
Basic weighted average shares outstanding		6,063,237	1,681,547	452,435
Diluted Profit/(Loss) Per Share Denominator
Basic weighted average shares outstanding		6,063,237	1,681,547	452,435
Conversion of preferred shares	[1]	303,000
Diluted Weighted Average Shares Outstanding:		6,366,237	1,681,547	452,435
Profit/(Loss) Per Share**
Basic (in Dollars per share)	[2]	$ 0.5	$ (43.7)	$ (82.3)
Diluted (in Dollars per share)	[2]	$ 0.48	$ (43.7)	$ (82.3)
Weighted Average Shares Outstanding**
Basic	[2]	6,063,237	1,681,547	452,345
Diluted	[2]	6,366,237	1,681,547	452,345

[1]	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the loss for the year ended December 31, 2022 and 2021.
[2]	The Company effected a 1:10 reverse stock split on April 26, 2023, as a result, the basic and diluted shares and per share number for all years presented here are adjusted retrospectively.